Supplement to Your Annual Product Information Notice

Putnam VT International Growth and Income Fund — Name Change

Effective February 1, 2010, the Putnam VT International Growth and Income Fund will be renamed to the Putnam VT International Value Fund.

Putnam VT International New Opportunities Fund — Name Change

Effective February 1, 2010, the Putnam VT International New Opportunities Fund will be renamed to the Putnam VT International Growth Fund.

This supplement should be retained with the Annual Product Information Notice for future reference.

HV-7994